NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB	12 Months Ended
Jun. 30, 2024
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

3.   NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

a)The following new standards became applicable for the current reporting period and adopted by the Group.

-	Amendment to IAS 12 –Deferred tax related to assets and liabilities arising from a single transaction.
-	International Tax Reform—Pillar Two Model Rules (Amendments to IAS 12)
-	Amendments to IAS 1 and IFRS Practice Statement 2- Disclosure of Accounting Policies
-	Amendments to IAS 8-Definition of Accounting Estimates

These amendments did not have any material impact on the Group.

b)The following new standards are not yet adopted by the Group.

-	Amendments to IFRS 16 - Lease Liability in a Sale and Leaseback. The amendments are effective for annual reporting periods beginning on or after 1 January 2024.
-	Amendments to IAS1 - Non - current liabilities with covenants. The amendments are effective for annual reporting periods beginning on or after 1 January 2024.
-	Amendments to IAS 7 - Statement of Cash Flows & to IFRS 7 - Financial Instruments: Disclosures. The amendments are effective for annual reporting periods beginning on or after 1 January 2024.
-	Amendments to IAS 21 - The Effects of Changes in Foreign Exchange Rates titled Lack of Exchangeability. The amendments are effective for annual reporting periods beginning on or after 1 January 2025.
-	Amendment to IAS 7 and IFRS 7 - Supplier Financing. The amendments are effective for annual periods beginning on or after January 1, 2024.
-	IFRS 19 – Subsidiaries without Public Accountability. The standard is effective for annual periods beginning on or after January 1, 2027.

The above new standards and amendments are not expected to have material impact on the Group.

-	IFRS 18 – Presentation and Disclosure in Financial Statements. This standard sets out requirements for the presentation and disclosure of information in general purpose financial statements to help ensure they provide relevant information that faithfully represents an entity’s assets, liabilities, equity, income and expenses. It is effective for annual periods beginning on or after January 1, 2027.
-	Amendments to IFRS 9 and IFRS 7 - Amendments to the Classification and Measurement of Financial Instruments. The amendments are effective for reporting periods beginning on or after 1 January 2026.

The Group is currently analyzing the potential impact of these new standard on our financial statements.